Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost (Parenthetical) (Detail) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Financial instruments purchased or originated credit-impaired [member]
Disclosure of credit risk exposure [line items]
Purchased Credit Impaired Loan	$ 115	$ 109